Fair Value Measurements - Fair Value of Assets (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Money Market Fund		$ 9,100,000
Money Market Fund
Assets:
Money Market Fund	7,213,484	9,107,500	1,653,864
Warrants
Liabilities:
Warrant Liability			549,317
Level 1 | Money Market Fund
Assets:
Money Market Fund	7,213,484	9,107,500	1,653,864
Level 2 | Money Market Fund
Assets:
Money Market Fund
Level 3 | Money Market Fund
Assets:
Money Market Fund
Level 3 | Warrants
Liabilities:
Warrant Liability			$ 549,317